Fair Value Measurements (Additional Disclosures for NAV) (Details) - EPB 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 257,974,626	$ 286,136,143
Fair Value Measured At Net Asset Value Per Share [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 2,785,871	$ 2,630,009